Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

15.          Leases

a)	Right-of-use assets

The Corporation’s significant lease arrangements primarily include contracts for leasing office facilities. As at December 31, 2019, $1,350,000 of right-of-use assets were recorded as part of property, plant and equipment.

December 31
2019
IFRS 16 adoption as at January 1, 2019	$1,883
Depreciation	(533)

$1,350

b)	Lease liabilities

As at December 31, 2019, the Corporation recorded, $1,446,000 of lease liabilities. The incremental borrowing rate  for lease liabilities initially recognized as of January 1, 2019 was 10.83%.

December 31
2019
IFRS 16 adoption as at January 1, 2019	$1,883
Cash flows: Principal payments	(599)
Non-cash changes: Accretion	162

Lease liability	1,446

Less : current portion	406

$1,040

c)	Undiscounted lease payments

As at December 31, 2019, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2019
2020	$540
2021	332
2022	335
2023	321
2024	289

$1,817